COMMITMENTS AND CONTINGENCIES - OPERATING LEASES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	$ 78	$ 78	$ 81
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	71
Operating Leases, Future Minimum Payments, Due in Two Years	71
Operating Leases, Future Minimum Payments, Due in Three Years	63
Operating Leases, Future Minimum Payments, Due in Four Years	57
Operating Leases, Future Minimum Payments, Due in Five Years	50
Operating Leases, Future Minimum Payments, Due Thereafter	283
Operating Leases, Future Minimum Payments Due, Total	$ 595
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%
Utility Subsidiaries [Member]
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Aggregate Maximum Lease Limit	$ 150
Operating Leases, Lease Limit Utilized	111
San Diego Gas and Electric Company [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	27	26	23
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	25
Operating Leases, Future Minimum Payments, Due in Two Years	25
Operating Leases, Future Minimum Payments, Due in Three Years	19
Operating Leases, Future Minimum Payments, Due in Four Years	18
Operating Leases, Future Minimum Payments, Due in Five Years	16
Operating Leases, Future Minimum Payments, Due Thereafter	70
Operating Leases, Future Minimum Payments Due, Total	$ 173
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%
Southern California Gas Company [Member]
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	$ 39	$ 38	$ 31
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	38
Operating Leases, Future Minimum Payments, Due in Two Years	39
Operating Leases, Future Minimum Payments, Due in Three Years	36
Operating Leases, Future Minimum Payments, Due in Four Years	33
Operating Leases, Future Minimum Payments, Due in Five Years	28
Operating Leases, Future Minimum Payments, Due Thereafter	131
Operating Leases, Future Minimum Payments Due, Total	$ 305
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	5.00%